NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Risk Concentrations description					As of December 31, 2019 , 98% of the Company’s revenues were received through advertisements, which 95% of the advertisement revenue was received through a related party. The remaining 2% of the remaining total revenues were from third parties for the displaying of click based and impressions ads located on the company’s websites, as well as for press releases and article publishing and distribution by the Company.
Number of anti-dilutive shares excluded			18,900,000		1,520
Percentage of income tax realization benefit					50.00%
Advertisement expenses			$ 0	$ 0
Depreciation	$ 8,035	$ 8,056	$ 24,102	$ 23,612	$ 31,668	$ 28,895
2016 [Member]
Gain on sale of subsidiaries					5,967
Cash					100
2016 [Member] | CRWE Real Estate Inc. [Member]
Gain on sale of subsidiaries					5,967
Cash					$ 100
Click Based And Impressions Ads [Member]
Percentage of revenues received					28.00%
Managed Information Technology Services [Member]
Percentage of revenues received					68.00%
Third Party [Member]
Percentage of revenues received			100.00%